Condensed Consolidated Balance Sheet (Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 146,274	$ 438,629	$ 125,063
Inventory			21,861
Prepaid expenses	10,000
Total Current Assets	156,274	438,629	146,924
Property and equipment, net	93,678	70,506	11,309
Security deposit	49,775	17,000	23,000
Minority investment in business	83,333	83,333	83,333
Total Assets	383,060	609,468	264,566
Current Liabilities
Accounts payable and accrued liabilities	846,288	678,955	789,042
Accrued dividends	169,792	81,936
Secured convertible debenture, net			649,184
Accrued liquidating damages	4,346,490
Current portion of capital lease payable	3,524	3,524	3,524
Note payable - related party	849,383
Line of credit	202,512	202,422	201,750
Total Current Liabilities	6,417,989	966,837	1,643,500
Non-current Liabilities:
Note payable			57,331
Capital lease payables	1,680	3,095	18,337
Total Non-current Liabilities	1,680	3,095	75,668
Total Liabilities	6,419,669	969,932	1,719,168
Commitments and contingencies
Stockholders' Deficit
Common Stock value	31,683	28,500	2,700
Additional paid in capital	5,776,932	5,319,835	829,833
Accumulated deficit	(11,845,267)	(5,708,839)	(2,287,135)
Total Stockholders' Equity	(6,036,609)	(360,464)	(1,454,602)
Total Liabilities and Stockholders' Deficit	383,060	609,468	264,566
Series A Preferred stock
Stockholders' Deficit
Preferred stock value	33	33
Series B Preferred stock
Stockholders' Deficit
Preferred stock value	8	7
Series D Preferred stock
Stockholders' Deficit
Preferred stock value	$ 2